RESEARCH AND LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2025
RESEARCH AND LICENSE AGREEMENT
RESEARCH AND LICENSE AGREEMENT

NOTE 3    -    RESEARCH AND LICENSE AGREEMENT

The Company entered into a Research and License Agreement, as amended and restated, with Ramot (the “License Agreement”). Pursuant to the remuneration terms of the License Agreement, the Company has agreed to pay Ramot royalties on Net Sales of the Licensed Product as follows:

a)

So long as the making, producing, manufacturing, using, marketing, selling, importing or exporting (collectively, the “Commercialization”) of such Licensed Product is covered by a Valid Claim or is covered by Orphan Drug Status, the Company shall pay Ramot a royalty of 5% of the Net Sales received by the Company and resulting from such Commercialization; and

b)

In the event the Commercialization of the Licensed Product is neither covered by a Valid Claim nor by Orphan Drug status, the Company shall pay Ramot a royalty of 3% of the Net Sales received by the Company resulting from such Commercialization. This royalty shall be paid from the First Commercial Sale of the Licensed Product and for a period of fifteen (15) years thereafter. Capitalized terms set forth above which are not defined shall have the meanings attributed to them under the License Agreement.